(LOSS)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share

Basic and diluted (loss)/earnings per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

(Loss)/profit for the year:	(6,176)	(5,645)	25,579	3,918

Weighted average number of common shares:
Basic and diluted	24,910,916	24,910,916	28,308,653	28,308,653

(Loss)/earnings per share:
Basic and diluted:	(0.25)	(0.23)	0.90	0.14
	(0.25)	(0.23)	0.90	0.14